SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended									3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 22, 2020	Jan. 17, 2020	Jan. 15, 2020	Jan. 13, 2020	Jun. 19, 2020	May 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Jan. 31, 2019	Apr. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)														263,780				416,030
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture														$ 303,463			$ 17,750		$ 2,317,233
Stock Issued During Period, Shares, Issued for Services (in Shares)							2,500	2,500		1,000	2,500	3,000	17,000			17,616
Stock Issued During Period, Value, Issued for Services							$ 11,500	$ 11,500		$ 4,400	$ 15,000	$ 26,600	$ 174,800	38,000	$ 26,600	$ 43,664	$ 46,000		1,843,664
Proceeds from Convertible Debt														$ 0	$ 0			$ 0	$ 855,000
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Joint Venture, Description				The JV will be governed by a board of four directors, and the Company and Medesole will each elect two directors. The Company and Medesole will each own 50% of the JV, and will share equally in the expenditures, revenues and profits of the JV. The Agreement has a term of three years and may be terminated by either party on 180 days’ prior written notice.
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)						11,500		3,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture						$ 48,730		$ 15,000
Stock Issued During Period, Shares, Issued for Services (in Shares)							2,500	2,500
Stock Issued During Period, Value, Issued for Services							$ 11,500	$ 11,500
Convertible Debt					$ 3,494,840
Number of Units (in Shares)					485,783
Unite, Exercise Price (in Dollars per share)					$ 5.00
Unit, Description					with each Unit exercisable for (A) one share of our common stock and (B) a 5-year warrant (the “Warrants”) to purchase one share of our common stock at an exercise price of $6.00 (subject to adjustments) (the “Private Placement”).
Secured Convertible Debenture, Units					Each purchaser of a Note will be issued a 5-year Purchase Option to purchase 0.139 Units for each dollar of Notes purchased
Warrants and Rights Outstanding, Term					5 years
Proceeds from Convertible Debt					$ 3,351,200
Repayments of Debt					143,640
Proceeds from Debt, Net of Issuance Costs					3,080,000
Repayments of Other Long-term Debt					$ 413,456
Debt Instrument, Payment Terms					interest on such Notes accrues at a rates of ten percent (10%) per annum and is payable either in cash or in shares of the Company’s common stock at the conversion price in the Note on each of the six and twelve month anniversary of the issuance date and on the maturity dates of November 15, 2021
Debt Instrument, Interest Rate, Stated Percentage	1.00%				10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 3.60
Debt Instrument, Collateral Amount					$ 3,000,000
Debt Instrument, Face Amount	$ 157,620
Debt Instrument, Term	18 months
Debt Instrument, Description	The loan is forgivable up to 100% of the principal balance based upon criteria under the Payment Protection Program if we meet such criteria during the term of the loan.
Chief Operating Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Employment Agreement, Annual Base Salary			$ 220,000
Employment Agreement, Bonus Decription			target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.
Chief Operating Officer [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Employment Agreement, Annual Base Salary			$ 220,000
Employment Agreement, Bonus Decription			target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)		200,000
(in Dollars per share)		$ 4.2756
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.
Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)								5,000	50,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture								$ 24,750	$ 221,400
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)								4,956
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture								$ 25,000
Director #2 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)								4,956
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture								$ 25,000